Finance and other costs	12 Months Ended
Oct. 31, 2022
Finance and other costs.
Finance and other costs
18.	Finance and other costs

Finance and other costs are comprised of the following:

	2022	2021
	$	$
Accretion on convertible debt	1,635	2,751
Interest on convertible debt	—	1,284
Accretion on notes payable	512	1,180
Interest on notes payable	1,901	746
Accretion of lease liability	2,384	2,189
Transaction costs	3,947	4,892
Total	10,379	13,042